Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

	As of December 31, 2022
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$276,249	$(224,608)	$51,641
Copyright	847,181	(169,436)	677,745
Trademarks	21,143,485	(4,711,018)	16,432,467
Customer relationship	1,044,928	(182,861)	862,067
Technology	51,783,276	(12,945,821)	38,837,455
Patents	54,564,831	(23,766,487)	30,798,344
	$129,659,950	$(42,000,231)	$87,659,719

	As of December 31, 2021
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$288,964	$(210,358)	$78,606
Copyright	847,181	(84,718)	762,463
Trademarks	21,256,665	(2,832,381)	18,424,284
Customer Relationship	1,044,928	(78,372)	966,556
Technology	51,783,276	(5,548,208)	46,235,068
Patents	54,610,445	(18,192,405)	36,418,040
	$129,831,459	$(26,946,440)	$102,885,017

Amortization expense of intangible assets was $15,237,066, $12,675,687 and $5,457,136 for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending December 31,
2023	$14,985,735
2024	14,985,735
2025	14,985,735
2026	14,985,735
2027	14,985,735
Thereafter	12,731,044
$87,659,719